Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note N - Regulatory Matters

   Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Management believes that as of December 31, 2011, the Company and the Bank met all capital adequacy requirements to which they were subject.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. At year-end 2011 and 2010, the Bank’s capital met the requirements for the Bank to be deemed well capitalized under the regulatory framework for prompt corrective action.  There have been no conditions or events since that notification that management believes have changed the Bank's category.

        At year-end, consolidated actual capital levels and minimum required levels for the Company and the Bank were:

					Minimum Required
					To Be Well
			Minimum Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual	Actual	Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital (to risk weighted assets)
Consolidated	$90,288	15.6%	$46,174	8.0%	$57,718	N/A
Bank	81,991	14.4	45,544	8.0	56,930	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	83,072	14.4	23,087	4.0	34,631	N/A
Bank	74,975	13.2	22,772	4.0	34,158	6.0
Tier 1 capital (to average assets)
Consolidated	83,072	10.3	32,414	4.0	40,517	N/A
Bank	74,975	9.4	31,969	4.0	39,962	5.0

2010
Total capital (to risk weighted assets)
Consolidated	$87,660	14.5%	$48,235	8.0%	$60,294	N/A
Bank	79,893	13.4	47,663	8.0	59,578	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	80,101	13.3	24,117	4.0	36,176	N/A
Bank	72,426	12.2	23,831	4.0	35,747	6.0
Tier 1 capital (to average assets)
Consolidated	80,101	9.3	34,326	4.0	42,908	N/A
Bank	72,426	8.5	33,902	4.0	42,377	5.0

   Dividends paid by the subsidiaries are the primary source of funds available to Ohio Valley for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the subsidiaries to Ohio Valley is subject to restrictions by regulatory authorities. These restrictions generally limit dividends to the current and prior two years retained earnings. At January 1, 2012 approximately $4,795 of the subsidiaries’ retained earnings were available for dividends under these guidelines. In addition to these restrictions, dividend payments cannot reduce regulatory capital levels below minimum regulatory guidelines. The Board of Governors of the Federal Reserve System also has a policy requiring Ohio Valley to provide notice to the FRB in advance of the payment of a dividend to Ohio Valley's shareholders under certain circumstances, and the FRB may disapprove of such dividend payment if the FRB determines the payment would be an unsafe or unsound practice.